Pay vs Performance Disclosure - USD ($)	5 Months Ended	7 Months Ended	12 Months Ended
	Dec. 31, 2025	Aug. 15, 2025	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

Year(1)	Summary Compensation Table Total for PEO (Fidji Simo) ($)(2)	Compensation Actually Paid to PEO (Fidji Simo) ($)(3)	Summary Compensation Table Total for PEO (Chris Rogers) ($)(2)	Compensation Actually Paid to PEO (Chris Rogers) ($)(3)	Average Summary Compensation Table Total for Non-PEO NEOs ($)(2)	Average Compensation Actually Paid to Non-PEO NEOs ($)(3)	Value of Initial Fixed $100 Investment Based On:		Net Income (millions) ($)(5)	30 Trading Day VWAP ($)(6)
							Total Share- holder Return ($)(4)	Peer Group Total Share- holder Return ($)(4)
(a)	(b)	(c)	(b)	(c)	(d)	(e)	(f)	(g)	(h)	(i)
2025	22,296,487	(48,422,546)	29,847,540	31,210,193	13,195,466	8,897,416	133.47	192.44	447	43.50
2024	47,755,111	76,371,539	—	—	5,102,052	(455,121)	122.91	155.14	457	42.82
2023	5,273,573	55,217,304	—	—	2,152,347	30,247,360	69.64	113.56	(1,622)	24.55

Company Selected Measure Name			30-Day VWAP
Named Executive Officers, Footnote	Fidji Simo, our former Chief Executive Officer, served as our principal executive officer (“PEO”) until August 15, 2025 and Chris Rogers, our current Chief Executive Officer, served as our PEO thereafter. Amounts reported in these columns represent the total compensation as reported in the Summary Compensation Table for each PEO and the average of the total compensation as reported in the Summary Compensation Table for our remaining named executive officers, other than our PEO (the “Non-PEO NEOs”), for the relevant fiscal year. Our PEOs and Non-PEO NEOs for each fiscal year shown in the table were as follows:

Year	PEO	Non-PEO NEOs
2025	Chris Rogers, Fidji Simo	Emily Reuter, Morgan Fong, and Daniel Danker
2024	Fidji Simo	Emily Reuter, Morgan Fong, Nick Giovanni, and Asha Sharma
2023	Fidji Simo	Nick Giovanni, Morgan Fong, and Asha Sharma

Peer Group Issuers, Footnote			Represents the cumulative total shareholder return (“TSR”) on our common stock and the cumulative TSR on the S&P 500 Information Technology Index (the “Peer Group TSR”), which is the same peer group used for the Stock Return Performance Graph included in the Annual Report, through December 31, 2025. The table assumes $100 was invested at the market close on September 19, 2023, which was the first day our common stock began trading. Data for the Peer Group TSR assumes reinvestment of dividends. Our TSR shown is based on historical results and is not intended to suggest future performance.
Adjustment To PEO Compensation, Footnote	The calculation of CAP for 2025 reflects certain adjustments to the amounts reported in the “Total” column in the Summary Compensation Table for our PEO and our Non-PEO NEOs as set forth in the table below (all values shown below for our Non-PEO NEOs represent averages):

Role	Year	Reported Summary Compensation Table Total ($)	Deductions: Reported Value of Equity Awards(a) ($)	Additions: Value of Equity Awards Calculated in Accordance with SEC Methodology for Determining Compensation Actually Paid(b) ($)	Compensation Actually Paid ($)
PEO (Simo)	2025	22,296,487	(21,562,560)	(49,156,473)	(48,422,546)
PEO (Rogers)	2025	29,847,540	(28,432,183)	29,794,836	31,210,193
Non-PEO NEOs(c)	2025	13,195,466	(12,743,423)	8,445,373	8,897,416

(a)The grant date fair value of equity awards represents the total of the amounts reported in the “Stock Awards” column in the Summary Compensation Table for 2025.
(b)The equity award adjustments for 2025 include the addition (or subtraction, as applicable) of the following: (i) the year-end fair value of any equity awards granted in 2025 that are outstanding and unvested as of the end of the year; (ii) the amount of change as of the end of 2025 (from the end of 2024) in fair value of any awards granted in prior years that are outstanding and unvested as of the end of 2025; (iii) for awards that are granted and vest in 2025, the fair value as of the vesting date; (iv) for awards granted in prior years that vest in 2025, the amount equal to the change as of the vesting date (from the end of 2024) in fair value; (v) for awards granted in prior years that are determined to fail to meet the applicable vesting conditions during 2025, a deduction for the amount equal to the fair value at the end of 2024; and (vi) the dollar value of any dividends or other earnings paid on stock or option awards in 2025 prior to the vesting date that are not otherwise reflected in the fair value of such award or included in any other component of total compensation for 2025. The valuation assumptions used to calculate fair values did not materially differ from those disclosed at the time of grant. The amounts deducted or added in calculating the equity award adjustments are as follows:

Role	Year	Year End Fair Value of Equity Awards Granted and Unvested in the Year ($)	Change in Fair Value of Equity Awards Granted in Prior Years and Unvested at Year End ($)	Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year ($)	Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year ($)	Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year ($)	Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation ($)	Equity Value Included in Compensation Actually Paid ($)*
PEO (Simo)	2025	—	—	—	1,614,606	(50,771,079)	—	(49,156,473)
PEO (Rogers)	2025	27,101,170	161,207	1,660,496	871,963	—	—	29,794,836
Non-PEO NEOs(c)	2025	8,561,658	96,909	468,316	924,260	(1,605,771)	—	8,445,373

* Totals may not foot due to rounding. (c)The numbers shown in this row for the non-PEO NEOs represent averages.

Non-PEO NEO Average Total Compensation Amount			$ 13,195,466	$ 5,102,052	$ 2,152,347
Non-PEO NEO Average Compensation Actually Paid Amount			$ 8,897,416	(455,121)	30,247,360
Adjustment to Non-PEO NEO Compensation Footnote	The calculation of CAP for 2025 reflects certain adjustments to the amounts reported in the “Total” column in the Summary Compensation Table for our PEO and our Non-PEO NEOs as set forth in the table below (all values shown below for our Non-PEO NEOs represent averages):

Role	Year	Reported Summary Compensation Table Total ($)	Deductions: Reported Value of Equity Awards(a) ($)	Additions: Value of Equity Awards Calculated in Accordance with SEC Methodology for Determining Compensation Actually Paid(b) ($)	Compensation Actually Paid ($)
PEO (Simo)	2025	22,296,487	(21,562,560)	(49,156,473)	(48,422,546)
PEO (Rogers)	2025	29,847,540	(28,432,183)	29,794,836	31,210,193
Non-PEO NEOs(c)	2025	13,195,466	(12,743,423)	8,445,373	8,897,416

(a)The grant date fair value of equity awards represents the total of the amounts reported in the “Stock Awards” column in the Summary Compensation Table for 2025.
(b)The equity award adjustments for 2025 include the addition (or subtraction, as applicable) of the following: (i) the year-end fair value of any equity awards granted in 2025 that are outstanding and unvested as of the end of the year; (ii) the amount of change as of the end of 2025 (from the end of 2024) in fair value of any awards granted in prior years that are outstanding and unvested as of the end of 2025; (iii) for awards that are granted and vest in 2025, the fair value as of the vesting date; (iv) for awards granted in prior years that vest in 2025, the amount equal to the change as of the vesting date (from the end of 2024) in fair value; (v) for awards granted in prior years that are determined to fail to meet the applicable vesting conditions during 2025, a deduction for the amount equal to the fair value at the end of 2024; and (vi) the dollar value of any dividends or other earnings paid on stock or option awards in 2025 prior to the vesting date that are not otherwise reflected in the fair value of such award or included in any other component of total compensation for 2025. The valuation assumptions used to calculate fair values did not materially differ from those disclosed at the time of grant. The amounts deducted or added in calculating the equity award adjustments are as follows:

Role	Year	Year End Fair Value of Equity Awards Granted and Unvested in the Year ($)	Change in Fair Value of Equity Awards Granted in Prior Years and Unvested at Year End ($)	Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year ($)	Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year ($)	Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year ($)	Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation ($)	Equity Value Included in Compensation Actually Paid ($)*
PEO (Simo)	2025	—	—	—	1,614,606	(50,771,079)	—	(49,156,473)
PEO (Rogers)	2025	27,101,170	161,207	1,660,496	871,963	—	—	29,794,836
Non-PEO NEOs(c)	2025	8,561,658	96,909	468,316	924,260	(1,605,771)	—	8,445,373

* Totals may not foot due to rounding. (c)The numbers shown in this row for the non-PEO NEOs represent averages.

Compensation Actually Paid vs. Total Shareholder Return
The following chart sets forth the relationship between CAP to our PEO, the average of CAP to our Non-PEO NEOs, each as set forth in the table above, and our cumulative TSR and Peer Group TSR for the three most recently completed fiscal years.

Compensation Actually Paid vs. Net Income
Compensation Actually Paid and Net Income
The following chart sets forth the relationship between CAP to our PEO, the average of CAP to our non-PEO NEOs, and our net income for the three most recently completed fiscal years, each as set forth in the table above.

Compensation Actually Paid vs. Company Selected Measure
Compensation Actually Paid and 30-Day VWAP
The following chart sets forth the relationship between CAP to our PEO, the average of CAP to our Non-PEO NEOs, and 30-Day VWAP for the three most recently completed fiscal years, each as set forth in the table above.
All information provided above under the “Pay Versus Performance” heading will not be deemed to be incorporated by reference into any filing under the Securities Act of 1933, as amended, or the Exchange Act, whether made before or after the date hereof and irrespective of any general incorporation language in any such filing, except to the extent we specifically incorporate such information by reference.

Total Shareholder Return Vs Peer Group
The following chart sets forth the relationship between CAP to our PEO, the average of CAP to our Non-PEO NEOs, each as set forth in the table above, and our cumulative TSR and Peer Group TSR for the three most recently completed fiscal years.

Tabular List, Table
Pay Versus Performance Tabular List
The 30-Day VWAP is the most important financial performance measure used by us to link CAP to our named executive officers for the 2025 fiscal year to our performance. Other than the 30-Day VWAP, we did not utilize any financial performance measures to determine CAP to our named executive officers for the 2025 fiscal year.

Total Shareholder Return Amount			$ 133.47	122.91	69.64
Peer Group Total Shareholder Return Amount			192.44	155.14	113.56
Net Income (Loss)			$ 447,000,000	$ 457,000,000	$ (1,622,000,000)
Company Selected Measure Amount			43.50	42.82	24.55
PEO Name	Chris Rogers	Fidji Simo		Fidji Simo	Fidji Simo
Additional 402(v) Disclosure			Because we became a reporting company in September 2023, data from fiscal years prior to 2023 is excluded from this disclosure.The dollar amounts reported represent the amount of net income reflected in the Company’s consolidated financial statements for the applicable year.
Measure:: 1
Pay vs Performance Disclosure
Name			30-Day VWAP
Non-GAAP Measure Description			Represents the 30-Day VWAP measured as of the last day of the applicable fiscal year. For purposes of the numbers presented in this table, 30-Day VWAP is based on the volume-weighted average closing price of a share of our common stock on The Nasdaq Stock Market over the 30-trading day period ending on the last day of the applicable fiscal year. See “Pay Versus Performance Tabular List” below for more detail.
Fidji Simo [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount		$ 22,296,487	$ 22,296,487	$ 47,755,111	$ 5,273,573
PEO Actually Paid Compensation Amount		(48,422,546)	(48,422,546)	76,371,539	55,217,304
Chris Rogers [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount	$ 29,847,540		29,847,540	0	0
PEO Actually Paid Compensation Amount	31,210,193		31,210,193	$ 0	$ 0
PEO | Fidji Simo [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		(21,562,560)
PEO | Fidji Simo [Member] | Equity Awards Adjustments, Excluding Value Reported in Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		(49,156,473)
PEO | Fidji Simo [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		0
PEO | Fidji Simo [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		0
PEO | Fidji Simo [Member] | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		0
PEO | Fidji Simo [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		1,614,606
PEO | Fidji Simo [Member] | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		(50,771,079)
PEO | Fidji Simo [Member] | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		$ 0
PEO | Chris Rogers [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(28,432,183)
PEO | Chris Rogers [Member] | Equity Awards Adjustments, Excluding Value Reported in Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	29,794,836
PEO | Chris Rogers [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	27,101,170
PEO | Chris Rogers [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	161,207
PEO | Chris Rogers [Member] | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,660,496
PEO | Chris Rogers [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	871,963
PEO | Chris Rogers [Member] | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Chris Rogers [Member] | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 0
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(12,743,423)
Non-PEO NEO | Equity Awards Adjustments, Excluding Value Reported in Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			8,445,373
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			8,561,658
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			96,909
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			468,316
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			924,260
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(1,605,771)
Non-PEO NEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			$ 0